UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment  [ ]; Amendment number:
This Amendment (Check only one.): [x] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bowling Portfolio Management, Inc.
Address:  2651 Observatory Avenue
          Cincinnati, Ohio 45208

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this
Report on Behalf of Report Manager:

Name:		Kathleen A. Wayner
Title:		Vice President
Phone:		513-871-7776
Signature, Place, and Date of Signing:

	Kathleen A. Wayner	Cincinnati, Ohio	July 17, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for This Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	$337,382,000

List of Other Included Managers:

  No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104     5155 89460.000SH       SOLE                 7190.000         82270.000
AT&T Corporation               COM              001957109     1915 60553.000SH       SOLE                 5739.000         54814.000
AXA Financial, Inc.            COM              002451102     2909 85545.000SH       SOLE                20780.000         64765.000
Abbott Laboratories            COM              002824100     2025 45435.000SH       SOLE                 5970.000         39465.000
Agilent Technologies           COM              00846U101     1444 19582.000SH       SOLE                 2585.000         16997.000
Alcoa, Inc.                    COM              013817101     1809 62384.000SH       SOLE                 3924.000         58460.000
Allstate Corporation           COM              020002101     3257 146372.000SH      SOLE                30400.000        115972.000
American Express Co.           COM              025816109     4379 84013.000SH       SOLE                 7170.000         76843.000
American Power Conversion      COM              029066107    11276 276285.000SH      SOLE                36990.000        239295.000
Anheuser Busch Companies Inc.  COM              035229103     7607 101852.000SH      SOLE                11655.000         90197.000
Associates First Capital Corp  COM              046008108      297 13299.519SH       SOLE                  594.000         12705.519
BP Amoco p.l.c.                COM              055622104     2980 52678.000SH       SOLE                 8509.000         44169.000
BankAmerica Corp               COM              060505104     1600 37208.000SH       SOLE                 8707.000         28501.000
Boeing Co.                     COM              097023105     1293 30935.000SH       SOLE                 8120.000         22815.000
Canadian Pacific Limited       COM              135923100     3877 148042.000SH      SOLE                13110.000        134932.000
Cendant Corp.                  COM              151313103     1460 104280.000SH      SOLE                 6390.000         97890.000
Citigroup                      COM              172967101      228 3782.000 SH       SOLE                                   3782.000
Computer Associates Internatio COM              204912109     8075 157745.000SH      SOLE                21964.000        135781.000
Compuware                      COM              205638109     3875 373465.000SH      SOLE                51870.000        321595.000
Conoco, Inc. Class B           COM              208251405      703 28605.100SH       SOLE                 4259.000         24346.100
Convergys Corp.                COM              212485106      228 4390.000 SH       SOLE                                   4390.000
Dow Chemical                   COM              260543103     1355 44874.000SH       SOLE                 5607.000         39267.000
Dupont E I De Nemours          COM              263534109      383 8753.000 SH       SOLE                 1676.000          7077.000
Eastman Kodak                  COM              277461109     4634 77880.000SH       SOLE                15070.000         62810.000
Equity Residential Properties  COM              29476L107      502 10919.885SH       SOLE                                  10919.885
FedEx Corporation              COM              31428X106     2852 75050.000SH       SOLE                11580.000         63470.000
Federal National Mortgage Asso COM              313586109      525 10069.000SH       SOLE                 2480.000          7589.000
Ford Motor Co.                 COM              345370100     3667 85269.653SH       SOLE                11420.000         73849.653
Freddie Mac                    COM              313400301     7773 191919.000SH      SOLE                20785.000        171134.000
GTE Corporation                COM              362320103     6929 111305.276SH      SOLE                14880.000         96425.276
Gannett Co. Inc.               COM              364730101     1577 26370.000SH       SOLE                 1115.000         25255.000
General Dynamics               COM              369550108     6271 120013.000SH      SOLE                16120.000        103893.000
General Electric               COM              369604103      260 4899.000 SH       SOLE                   75.000          4824.000
General Mills                  COM              370334104      251 6552.000 SH       SOLE                                   6552.000
Hewlett Packard                COM              428236103     6482 51910.000SH       SOLE                 6825.000         45085.000
Honeywell Inc.                 COM              438516106     6682 198349.000SH      SOLE                27118.000        171231.000
Illinois Tool Works            COM              452308109      726 12736.000SH       SOLE                 2165.000         10571.000
Intel Corp.                    COM              458140100     1572 11756.000SH       SOLE                  540.000         11216.000
International Business Machine COM              459200101     1834 16735.000SH       SOLE                 3150.000         13585.000
J.P. Morgan & Co., Inc.        COM              616880100     1747 15865.000SH       SOLE                 1920.000         13945.000
Kimberly Clark Corp.           COM              494368103     3703 64548.000SH       SOLE                 6340.000         58208.000
Knight-Ridder, Inc.            COM              499040103      419 7880.000 SH       SOLE                 1705.000          6175.000
Limited Inc.                   COM              532716107     3151 145710.000SH      SOLE                26300.000        119410.000
Lowe's Companies Inc.          COM              548661107      556 13530.000SH       SOLE                 1465.000         12065.000
Masco Corp.                    COM              574599106      205 11334.000SH       SOLE                  180.000         11154.000
McDonald's Corp.               COM              580135101     1622 49250.000SH       SOLE                10550.000         38700.000
Merrill Lynch & Co., Inc.      COM              590188108      703 6113.000 SH       SOLE                  260.000          5853.000
Minnesota Mining & Manufacturi COM              604059105      894 10840.000SH       SOLE                 1760.000          9080.000
Newell Rubbermaid Inc.         COM              651229106      767 29797.000SH       SOLE                 8570.000         21227.000
Oracle Corp.                   COM              68389X105      479 5700.000 SH       SOLE                                   5700.000
PNC Bank Corp.                 COM              693475105      304 6475.000 SH       SOLE                  700.000          5775.000
PPG Industries Inc.            COM              693506107      912 20577.000SH       SOLE                  805.000         19772.000
Philip Morris Companies        COM              718154107     1171 44070.000SH       SOLE                 7425.000         36645.000
Procter & Gamble               COM              742718109     8167 142649.000SH      SOLE                19645.000        123004.000
Schering-Plough Corporation    COM              806605101      580 11485.000SH       SOLE                 1940.000          9545.000
Seagate Technology, Inc.       COM              811804103    10861 197465.000SH      SOLE                29530.000        167935.000
Texaco, Inc.                   COM              881694103      834 15665.000SH       SOLE                 1195.000         14470.000
Transocean Sedco Forex, Inc.   COM              G90078109      262 4907.000 SH       SOLE                  765.000          4142.000
Unisys Corp.                   COM              909214108     4475 298330.000SH      SOLE                38340.000        259990.000
United Technologies Corp.      COM              913017109     2680 45520.000SH       SOLE                 8578.000         36942.000
Visteon                        COM              92839U107      133 10997.000SH       SOLE                 1472.000          9525.000
Washington Mutual              COM              939322103     3166 109630.000SH      SOLE                24880.000         84750.000
WorldCom Inc.                  COM              98157D106     4707 102598.000SH      SOLE                16155.000         86443.000
Adams Express Co.                               006212104    51107 1385951.SH     SOLE               171686.000        1214265.968
Bancroft Convertible                            059695106      448 20348.000SH       SOLE                                  20348.000
Castle Convertible Fund                         148443104      552 25400.000SH       SOLE                                  25400.000
Central Securities                              155123102     1902 53590.468SH       SOLE                 7030.000         46560.468
Ellsworth Convertible Fund                      289074106     1107 120539.000SH      SOLE                 3100.000        117439.000
Gabelli Convertible Securities                  36240B109      614 63000.000SH       SOLE                                  63000.000
Gabelli Global Multimedia Trus                  36239Q109     4646 337917.276SH      SOLE                49741.001        288176.275
General American Investors                      368802104    14750 376399.710SH      SOLE                41439.000        334960.710
H&Q Healthcare Investors                        404052102     3071 99455.000SH       SOLE                26190.000         73265.000
Invesco Global Health Sciences                  46128N109    18483 1019777.241SH     SOLE               149671.000        870106.241
John Hancock Bank & Thrift Opp                  409735107     8071 1206820.SH     SOLE               194880.000        1011940.000
Liberty All-Star Equity Fund                    530158104     5172 420080.000SH      SOLE                96040.000        324040.000
Liberty All-Star Growth Fund I                  529900102     1386 116724.000SH      SOLE                 4712.000        112012.000
Lincoln National Convertible                    534183108      465 24900.000SH       SOLE                                  24900.000
Morgan Grenfell Smallcap Fund                   617357108     1528 114798.000SH      SOLE                12337.000        102461.000
New Germany Fund                                644465106     7240 521821.000SH      SOLE                72194.000        449627.000
Petroleum & Resources                           716549100     2573 70020.000SH       SOLE                13470.000         56550.000
Putnam Convertible Opportunity                  746479104      293 15666.000SH       SOLE                                  15666.000
Royce Value Trust                               780910105     6837 504082.453SH      SOLE                53914.000        450168.453
Thermo Opportunity Fund                         883580102      150 11350.000SH       SOLE                 3580.000          7770.000
Tri-Continental                                 895436103    31014 1228259.SH     SOLE               158735.000        1069524.077
Van Kampen American Capital Co                  920956109     2193 65216.000SH       SOLE                                  65216.000
Gabelli Global Multimedia Trus                  36239Q125       68 337915.000SH      SOLE                49741.001        288173.999
Wendy's Cv Pfd (TECONS) 5% A                    950588202      284 6306.000 SH       SOLE                                   6306.000
Fidelity Select Money Market                                    39 39029.980SH       SOLE                                  39029.980
Kemper New Europe Fund Class M                  48841Y404      228 9220.000 SH       SOLE                                   9220.000
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